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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05646
                                   --------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 William Street, Suite 100        Wellesley, Massachusetts        02481
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street, Suite 100  Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                           ----------------------------

Date of reporting period:       April 30, 2008
                           ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                 [LOGO OMITTED]

                                  NEW CENTURY
                                   PORTFOLIOS


                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                            NEW CENTURY OPPORTUNISTIC
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES

                               SEMI-ANNUAL REPORT

                         Six Months Ended April 30, 2008

                                   (Unaudited)


                40 WILLIAM STREET, SUITE 100, WELLESLEY MA 02481
                   781-239-0445 888-639-0102 FAX 781-237-1635

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1-2

PORTFOLIO INFORMATION                                                        3-7

NEW CENTURY PORTFOLIOS

      Schedules of Investments                                              8-17

      Statements of Assets and Liabilities                                    18

      Statements of Operations                                                19

      Statements of Changes in Net Assets                                  20-22

      Financial Highlights                                                 23-27

      Notes to Financial Statements                                        28-36

      About Your Portfolio's Expenses                                      37-39

LETTER TO SHAREHOLDERS                                                 JUNE 2008
================================================================================

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2008. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at www.newcenturyportfolios.com for additional information.

During the six-month period ended April 30, 2008, volatility and uncertainty plagued the financial markets. The markets were weighed down by inflation (particularly in the energy and the food sectors), a decline in housing prices, continuing sub-prime concerns, and a fear that consumer discretionary spending would wither. On the plus side, however, corporate profits remain more resilient than anticipated, the Government has employed monetary and fiscal measures to stimulate the economy, and the decline of the dollar promotes the sale of U.S. goods and services overseas.

During the period, the New Century Capital Portfolio increased its allocation to the large-cap and the international sectors and maintained an underweighted exposure to the small-cap sector. The New Century Capital Portfolio declined 9.74% as compared to the S&P 500(R) Composite Index which dropped 9.64% during the past six months. After the decline during the first five months of the period, we were pleased with April's positive market returns. During April, New Century Capital gained 6.05% as compared to the S&P 500(R) Composite Index which returned 4.87% during the month.

Although the relative weighting to fixed income increased slightly, the New Century Balanced Portfolio maintained allocations in each of its market sectors during the period. During the period, the New Century Balanced Portfolio declined 4.97%, as compared to the S&P 500(R) Composite Index which fell 9.64% and the Lehman Brothers Intermediate Government/Credit Index which gained 4.45%. For the month of April, the New Century Balanced returned 3.95% as compared to the S&P 500(R) Composite Index which gained 4.87% and the Lehman Brothers Intermediate Government/Credit Index which dropped 0.74% during the month.

The New Century Opportunistic Portfolio increased its allocation to the large-cap growth sector while maintaining an underweighted allocation to the mid-cap and small-cap sectors. The Portfolio also maintained a higher cash balance during the period. The New Century Opportunistic Portfolio declined 7.83% as compared to the Russell 3000 Growth Index which dropped 9.68% during the six-month period. For the month of April, the New Century Opportunistic Portfolio returned 6.50% as compared to the Russell 3000 Growth Index which gained 5.24% during the month.

Over the six-month period, the New Century International Portfolio increased its exposure to Europe. In the Asia/Pacific sector, the Portfolio's exposure to Japan was also increased. The Portfolio also maintained a higher cash balance during the period. During the period, the New Century International Portfolio declined 10.87%. The international equity markets, as measured by the MSCI EAFE Index, fell 9.21%. For the month of April, the New Century International Portfolio returned 6.47% as compared to the MSCI EAFE Index which gained 5.43% during the month.

The New Century Alternative Strategies Portfolio increased its allocation to the global macro category and decreased its allocation to the option hedged and long/short categories. The Portfolio maintained diversified positions in ten distinct investment categories. The high-yield category was expanded to include other fixed income strategies to take advantage of volatility in the municipal bond market. The New Century Alternative Strategies Portfolio declined 2.37% during the period, as compared to the Lehman Brothers Intermediate Government/Credit Index, which gained 4.45% and the S&P 500(R) Composite Index which declined by 9.64%. For the month of April, the New Century Alternative Strategies Portfolio returned 2.62% as compared to the S&P 500(R) Composite Index which gained 4.87% and the Lehman Brothers Intermediate Government/Credit Index which dropped 0.74% during the month.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selection of New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Growth Funds - 36.8%
Growth and Income Funds - 32.2%
Foreign Stock Funds - 20.3%
Small Company Funds - 10.1%
Cash Equivalents - 0.6%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
--------------------                                    ---------------
American Funds Growth Fund of America - Class A               7.5%
Marsico 21st Century                                          7.4%
iShares Dow Jones U.S. Energy Sector Index                    5.5%
iShares MSCI EAFE Index                                       4.8%
iShares MSCI Emerging Markets Index                           4.7%
Goldman Sachs Growth Opportunities - Class A                  4.7%
Dodge & Cox International Stock                               4.4%
iShares S&P MidCap 400 Value Index                            4.4%
Fidelity Capital Appreciation                                 4.4%
Powershares Dynamic Market                                    4.4%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Growth and Income Funds - 30.3%
Foreign  Stock  Funds - 15.7%
Growth Funds - 12.9%
Government Bond Funds - 9.3%
Corporate Bond Funds - 9.0%
Convertible Security Funds - 6.2%
Worldwide Bond Funds - 5.0%
High Quality Bond Funds - 4.2%
High Yield Bond Funds - 3.4%
Small Company Funds - 3.4%
Cash Equivalents - 0.6%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
--------------------                                    ---------------
American Century Target Maturities Trust
   Series 2015 - Investor Class                               9.3%
Loomis Sayles Bond - Institutional Class                      9.0%
iShares MSCI EAFE Index                                       5.8%
First Eagle Global - Class A                                  5.6%
Dodge & Cox Stock                                             5.5%
iShares S&P 500 Index                                         5.3%
iShares Dow Jones U.S. Energy Sector Index                    4.9%
Powershares Dynamic Market                                    4.5%
Davis Appreciation & Income                                   3.8%
Fidelity Select Utilities Growth                              3.8%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Sector Funds - 40.8%
Large-Cap Funds - 33.6%
Mid-Cap Funds - 15.7%
Small-Cap Funds - 3.7%
Cash Equivalents - 6.2%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
--------------------                                    ---------------
iShares Dow Jones U.S. Energy Sector Index                    9.5%
John Hancock Large Cap Equity - Class I                       9.4%
Marsico 21st Century                                          8.7%
iShares S&P GSSI Natural Resources Index                      7.3%
iShares Russell 1000 Growth Index                             6.8%
Amana Growth                                                  6.7%
iShares MSCI Emerging Markets Index                           6.7%
Leuthold Select Industries                                    6.4%
Janus Orion                                                   5.1%
Technology Select Sector SPDR                                 4.7%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Europe Funds - 27.4%
Diversified Funds - 25.2%
Asia/Pacific Funds - 21.6%
Americas Funds - 14.4%
Emerging Markets Funds - 6.3%
Cash Equivalents - 5.1%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
--------------------                                    ---------------
Janus Overseas                                                6.1%
iShares MSCI Austria Index                                    4.5%
iShares S&P Latin American 40 Index                           4.5%
iShares FTSE/Xinhua China 25 Index                            4.3%
Fidelity Canada                                               4.2%
Ivy European Opportunities - Class A                          4.0%
AIM European Growth - Class A                                 3.9%
iShares MSCI EAFE Index                                       3.7%
Fidelity Japan                                                3.7%
Oppenheimer International Small Company - Class A             3.6%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2008 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Long/Short Equity Funds - 17.1%
Global Macro Funds - 15.3%
Merger Arbitrage Funds - 14.2%
Asset Allocation Funds - 10.7%
Natural Resources Funds - 9.0%
High Yield/Fixed Income Funds - 5.6%
Real Estate Funds - 5.4%
Deep Value/Distressed Securities Funds - 5.4%
Option Hedged Funds - 4.9%
Convertible Arbitrage Funds - 4.5%
Structured Notes - 3.1%
Cash Equivalents - 4.8%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    % OF NET ASSETS
--------------------                                    ---------------
First Eagle Global - Class A                                  5.8%
Gateway                                                       4.5%
Calamos Market Neutral - A Shares                             4.5%
Merger                                                        4.0%
Hussman Strategic Growth                                      3.7%
Ivy Asset Strategy - Class A                                  3.5%
Diamond Hill Focus Long-Short - Class I                       3.5%
PIMCO Commodity Real Return Strategy - Class A                3.5%
Gabelli ABC                                                   3.4%
BlackRock Global Allocation - Class A                         3.0%

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                             SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 36.8%
    Alger Capital Appreciation Institutional -
      Class I (a) ..................................      70,537   $  1,390,998
    American Funds AMCAP - Class A .................     148,444      2,798,179
    American Funds Growth Fund of America - Class A..    294,589      9,700,818
    Calamos Growth - Class A (a) ...................      63,285      3,483,855
    Columbia Acorn Select - Class A (a) ............     123,610      3,238,569
    Fidelity Capital Appreciation ..................     229,094      5,656,324
    Goldman Sachs Growth Opportunities - Class A (a).    270,764      6,021,786
    iShares Russell 1000 Growth Index (b) ..........         235         13,503
    Janus Orion ....................................     116,662      1,499,103
    John Hancock Large Cap Equity - Class I ........     132,407      4,182,728
    Marsico 21st Century (a) .......................     604,207      9,558,547
                                                                   ------------
                                                                     47,544,410
                                                                   ------------
GROWTH AND INCOME FUNDS -- 32.2%
   Amana Trust Income ..............................     143,474      4,401,771
   Fidelity Select Utilities Growth ................      69,352      4,213,135
   iShares Dow Jones Select Dividend Index (b) .....      65,100      3,870,846
   iShares Dow Jones U.S. Energy Sector Index (b) ..      49,400      7,050,862
   iShares Russell 1000 Value Index (b) ............      28,800      2,203,488
   iShares S&P 500 Index (b) .......................      17,350      2,404,536
   iShares S&P GSSI Natural Resources Index (b) ....      10,600      1,478,276
   iShares S&P MidCap 400 Value Index (b) ..........      73,000      5,686,700
   Powershares Dynamic Market (b) ..................     116,200      5,639,186
   Schwab Fundamental U.S. Large Company
     Index - Institutional Class ...................      46,793        443,134
   Vanguard 500 Index - Investor Shares ............      33,351      4,257,911
                                                                   ------------
                                                                     41,649,845
                                                                   ------------
FOREIGN STOCK FUNDS -- 20.3%
   Dodge & Cox International Stock .................     129,411      5,714,806
   First Eagle Global - Class A ....................      58,958      2,682,598
   iShares MSCI EAFE Index (b) .....................      82,200      6,231,582
   iShares MSCI Emerging Markets Index (b) .........      41,400      6,071,724
   Janus Overseas ..................................      68,707      3,787,793
   Oppenheimer International Small Company - Class A      34,416        793,633
   Phoenix Foreign Opportunity - Class I ...........      37,594      1,013,902
                                                                   ------------
                                                                     26,296,038
                                                                   ------------
SMALL COMPANY FUNDS -- 10.1%
   Buffalo Small Cap (a) ...........................      56,237      1,254,077
   iShares S&P SmallCap 600 Growth Index (b) .......      21,700      2,809,716
   iShares S&P SmallCap 600 Value Index (b) ........      22,100      1,484,457
   Royce Opportunity - Investor Class ..............     333,065      3,443,891
   William Blair Small Cap Growth - Class I (a) ....     195,364      4,133,897
                                                                   ------------
                                                                     13,126,038
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $99,288,837).......               $128,616,331
                                                                   ------------


See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 0.7%                           SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional
     Class, 2.522%(c)
     (Cost $864,800)...............................      864,800   $    864,800
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $100,153,637)           $129,481,131

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                   (149,616)
                                                                   ------------

NET ASSETS -- 100.0%................................               $129,331,515
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c) Variable rate security. The coupon rate shown is the effective interest rate at April 30, 2008.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                             SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 30.3%
   Dodge & Cox Stock ...............................      38,196   $  4,751,247
   Fidelity Select Utilities Growth ................      53,826      3,269,960
   iShares Dow Jones Select Dividend Index (b) .....      22,600      1,343,796
   iShares Dow Jones U.S. Energy Sector Index (b)..       29,800      4,253,354
   iShares Russell 1000 Value Index (b) ............      20,300      1,553,153
   iShares S&P 500 Index (b) .......................      33,400      4,628,906
   iShares S&P GSSI Natural Resources Index (b) ....      10,600      1,478,276
   iShares S&P MidCap 400 Value Index (b) ..........       9,000        701,100
   Powershares Dynamic Market (b) ..................      81,000      3,930,930
   Schwab Fundamental U.S. Large Company Index -
     Institutional Class ...........................      46,793        443,134
                                                                   ------------
                                                                     26,353,856
                                                                   ------------
FOREIGN STOCK FUNDS -- 15.7%
   Dodge & Cox International Stock .................      49,420      2,182,401
   First Eagle Global - Class A ....................     106,356      4,839,189
   iShares MSCI EAFE Index (b) .....................      66,800      5,064,108
   Phoenix Foreign Opportunity - Class I ...........      56,391      1,520,853
                                                                   ------------
                                                                     13,606,551
                                                                   ------------
GROWTH FUNDS -- 12.9%
   American Funds AMCAP - Class A ..................     162,837      3,069,470
   Columbia Acorn Select - Class A (a) .............      31,829        833,923
   iShares Russell 1000 Growth Index (b) ...........      19,600      1,126,216
   John Hancock Large Cap Equity - Class I .........      24,907        786,799
   Marsico 21st Century (a) ........................      69,142      1,093,826
   S&P MidCap 400 Depositary Receipts (b) ..........      17,580      2,676,555
   Wells Fargo Advantage Endeavor Select - Class A (a)   137,289      1,570,582

                                                                   ------------
                                                                     11,157,371
                                                                   ------------
GOVERNMENT BOND FUNDS -- 9.3%
   American Century Target Maturities Trust Series
     2015 - Investor Class .........................      90,573      8,102,693
                                                                   ------------

CORPORATE BOND FUNDS -- 9.0%
   Loomis Sayles Bond - Institutional Class ........     540,985      7,806,410
                                                                   ------------

CONVERTIBLE SECURITY FUNDS -- 6.2%
   Davis Appreciation & Income .....................     120,487      3,310,996
   Franklin Convertible Securities - Class A .......     135,796      2,070,894
                                                                   ------------
                                                                      5,381,890
                                                                   ------------
WORLDWIDE BOND FUNDS -- 5.0%
   Loomis Sayles Global Bond - Institutional Class .      79,391      1,299,636
   Templeton Global Bond - Class A .................     257,831      3,057,877
                                                                   ------------
                                                                      4,357,513
                                                                   ------------
HIGH QUALITY BOND FUNDS -- 4.2%
   Calvert Social Investment - Class I .............      66,202      1,036,726
   Dodge & Cox Income ..............................     210,621      2,645,405
                                                                   ------------
                                                                      3,682,131
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
HIGH YIELD BOND FUNDS -- 3.4%
   Loomis Sayles Institutional High Income .........     376,807   $  2,965,473
                                                                   ------------

SMALL COMPANY FUNDS -- 3.4%
   iShares S&P SmallCap 600 Growth Index (b) .......      15,400      1,993,992
   Royce Opportunity - Investor Class ..............      89,080        921,083
                                                                   ------------
                                                                      2,915,075
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $74,182,266).......               $ 86,328,963
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 0.7%                           SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional
     Class, 2.522%(c)
     (Cost $625,197) ...............................     625,197   $    625,197
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
   (Cost $74,807,463) ..............................               $ 86,954,160


LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                    (81,986)
                                                                   ------------

NET ASSETS -- 100.0%................................               $ 86,872,174
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c) Variable rate security. The coupon rate shown is the effective interest rate at April 30, 2008.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.8%                             SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 40.8%
   Alpine International Real Estate Equity - Class Y       9,849   $    354,765
   iShares Dow Jones U.S. Energy Sector Index (b) ..      10,500      1,498,665
   iShares MSCI Emerging Markets Index (b) .........       7,200      1,055,952
   iShares S&P GSSI Natural Resources Index (b) ....       8,300      1,157,518
   iShares S&P GSTI Networking Index (b) ...........      23,900        720,346
   ProFunds Oil & Gas UltraSector - Investor Class..       8,281        510,933
   Technology Select Sector SPDR (b) ...............      30,800        740,740
   T. Rowe Price Emerging Europe & Mediterranean (a)      11,241        387,477
                                                                   ------------
                                                                      6,426,396
                                                                   ------------
LARGE-CAP FUNDS -- 33.6%
   Amana Growth (a) ................................      47,605      1,060,162
   iShares Russell 1000 Growth Index (b) ...........      18,600      1,068,756
   iShares S&P 500 Growth Index (b) ................       4,800        318,480
   John Hancock Large Cap Equity - Class I .........      46,744      1,476,631
   Marsico 21st Century (a) ........................      86,297      1,365,214
                                                                   ------------
                                                                      5,289,243
                                                                   ------------
MID-CAP FUNDS -- 15.7%
   Janus Orion .....................................      62,885        808,070
   Leuthold Select Industries ......................      64,321      1,016,266
   S&P MidCap 400 Depositary Receipts (b) ..........       4,302        654,980
                                                                   ------------
                                                                      2,479,316
                                                                   ------------
SMALL-CAP FUNDS -- 3.7%
   iShares S&P SmallCap 600 Growth Index (b) .......       4,500        582,660
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $13,077,165).......               $ 14,777,615
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 6.3%                           SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional
     Class, 2.522%(c)
     (Cost $993,584)................................     993,584   $    993,584
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $14,070,749)            $ 15,771,199

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                    (12,820)
                                                                   ------------

NET ASSETS -- 100.0%................................               $ 15,758,379
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c) Variable rate security. The coupon rate shown is the effective interest rate at April 30, 2008.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 94.9%                             SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 27.4%
   AIM European Growth - Class A ...................     133,819   $  5,339,384
   iShares MSCI Austria Index (b) ..................     166,200      6,166,020
   iShares MSCI Belgium Index (b) ..................     110,600      2,739,562
   iShares MSCI EMU Index (b) ......................      25,800      2,919,012
   iShares MSCI France Index (b) ...................      10,000        364,600
   iShares MSCI Germany Index (b) ..................     143,200      4,679,776
   iShares MSCI Spain Index (b) ....................      53,200      3,339,896
   iShares MSCI Sweden Index (b) ...................      76,000      2,386,400
   iShares MSCI Switzerland Index (b) ..............      47,500      1,226,925
   iShares MSCI United Kingdom Index (b) ...........     129,746      2,963,399
   Ivy European Opportunities - Class A ............     149,793      5,495,918
                                                                   ------------
                                                                     37,620,892
                                                                   ------------
DIVERSIFIED FUNDS -- 25.2%
   AllianceBernstein International Growth - Class A.     107,900      2,148,280
   Alpine International Real Estate Equity - Class Y      38,030      1,369,850
   Dodge & Cox International Stock .................      78,034      3,445,977
   iShares MSCI EAFE Index (b) .....................      67,800      5,139,918
   iShares S&P Global Energy Sector Index (b) ......      30,800      4,494,336
   Janus Overseas ..................................     153,156      8,443,486
   Oakmark International - Class I .................     142,969      2,803,627
   Oppenheimer International Small Company - Class A     213,409      4,921,210
   Schwab Fundamental International Large Company
     Index - Institutional Class ...................     192,490      1,942,223
                                                                   ------------
                                                                     34,708,907
                                                                   ------------
ASIA/PACIFIC FUNDS -- 21.6%
   Eaton Vance Greater India - Class A (a) .........     178,342      4,804,530
   Fidelity Japan ..................................     357,721      5,090,376
   iShares FTSE/Xinhua China 25 Index (b) ..........      37,100      5,889,996
   iShares MSCI Australia Index (b) ................     168,100      4,669,818
   iShares MSCI Japan Index (b) ....................     143,800      1,909,664
   iShares MSCI Pacific Ex-Japan Index (b) .........      21,600      3,155,760
   Matthews Pacific Tiger ..........................     122,814      3,215,282
   ProFunds UltraJapan - Investor Class ............      35,386        989,738
                                                                   ------------
                                                                     29,725,164
                                                                   ------------
AMERICAS FUNDS -- 14.4%
   Fidelity Canada .................................      94,584      5,762,051
   iShares MSCI Canada Index (b) ...................     151,000      4,901,460
   iShares MSCI Mexico Index (b) ...................      51,800      3,026,674
   iShares S&P Latin America 40 Index (b) ..........      22,200      6,138,300
                                                                   ------------
                                                                     19,828,485
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 94.9% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 6.3%
   iShares MSCI Emerging Markets Index (b) .........      29,000   $  4,253,140
   Oppenheimer Developing Markets - Class A ........      35,820      1,694,277
   T. Rowe Price Emerging Europe & Mediterranean (a)      79,542      2,741,803
                                                                   ------------
                                                                      8,689,220
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $92,521,820).......               $130,572,668
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 5.2%                           SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional
     Class, 2.522% (c)
     (Cost $7,106,954) .............................   7,106,954   $  7,106,954
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $99,628,774)            $137,679,622

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).....                   (128,521)
                                                                   ------------

NET ASSETS -- 100.0%................................               $137,551,101
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c) Variable rate security. The coupon rate shown is the effective interest rate at April 30, 2008.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 92.1%                             SHARES       VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 17.1%
   CGM Focus .......................................      56,241   $  3,064,006
   Diamond Hill Focus Long-Short - Class I .........     275,993      5,230,075
   Hussman Strategic Growth ........................     364,600      5,592,968
   Prudent Bear ....................................     180,269      1,124,882
   Schwab Hedged Equity Select .....................     264,620      3,950,776
   Templeton Global Long-Short - Class A ...........     194,307      2,557,074
   TFS Market Neutral ..............................     102,943      1,512,226
   Weitz Funds (The) - Partners III Opportunity ....     318,581      2,781,208
                                                                   ------------
                                                                     25,813,215
                                                                   ------------
GLOBAL MACRO FUNDS -- 15.3%
   BlackRock Global Allocation - Class A ...........     229,302      4,553,930
   Dreyfus Premier Global Alpha - Class A ..........      39,285        496,566
   First Eagle Global - Class A ....................     193,298      8,795,073
   Franklin Mutual Discovery - Class Z .............     128,625      3,993,806
   Ivy Asset Strategy - Class A ....................     191,258      5,246,212
                                                                   ------------
                                                                     23,085,587
                                                                   ------------
MERGER ARBITRAGE FUNDS -- 14.2%
   Arbitrage - Class R (a) .........................     346,720      4,396,414
   Enterprise Mergers and Acquisitions - Class A ..      382,331      4,297,405
   Gabelli ABC .....................................     523,340      5,149,664
   Gabelli Global Deal (c) .........................      93,274      1,482,124
   Merger ..........................................     413,691      6,101,938
                                                                   ------------
                                                                     21,427,545
                                                                   ------------
ASSET ALLOCATION FUNDS -- 10.7%
   Berwyn Income ...................................     170,167      2,023,291
   FPA Crescent ....................................     145,649      3,765,027
   Greenspring .....................................      63,354      1,471,721
   Leuthold Asset Allocation .......................     224,862      2,554,430
   Leuthold Core Investment ........................     185,440      3,395,406
   Oakmark Equity and Income - Class I .............     105,490      2,909,410
                                                                   ------------
                                                                     16,119,285
                                                                   ------------
NATURAL RESOURCES FUNDS -- 9.0%
   BlackRock Real Asset Equity (c) .................      85,000      1,475,600
   DWS Global Commodities Stock (c) ................      39,258        721,169
   Permanent Portfolio .............................      20,030        747,111
   PIMCO Commodity Real Return Strategy - Class A..      281,724      5,211,893
   PowerShares Global Water Portfolio (b) ..........      73,000      1,504,530
   RS Global Natural Resources - Class A ...........      38,551      1,548,203
   T. Rowe Price New Era ...........................       9,337        605,898
   Vanguard Precious Metals & Minerals .............      50,852      1,829,640
                                                                   ------------
                                                                     13,644,044
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 92.1% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
HIGH YIELD/FIXED INCOME FUNDS -- 5.6%
   Eaton Vance National Municipal - Class I ........     154,581   $  1,640,106
   Fidelity Capital & Income .......................     346,535      2,952,478
   Oppenheimer International Bond - Class A ........     241,347      1,600,128
   Principal High Yield - Class A ..................     189,370      1,547,153
   Western Asset Emerging Markets Debt (c) .........      40,000        731,600
                                                                   ------------
                                                                      8,471,465
                                                                   ------------
REAL ESTATE FUNDS -- 5.4%
   Cohen & Steers International Realty - Class I ...     190,148      3,046,175
   DJ Wilshire International Real Estate SPDR (b)..       13,500        748,845
   JPMorgan U.S. Real Estate - Class A .............      62,022      1,167,879
   Third Avenue Real Estate Value ..................     119,711      3,260,916
                                                                   ------------
                                                                      8,223,815
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.4%
   Fairholme .......................................     121,295      3,927,548
   Franklin Mutual Beacon - Class Z ................     125,431      1,858,885
   Third Avenue Value ..............................      40,588      2,287,936
                                                                   ------------
                                                                      8,074,369
                                                                   ------------
OPTION HEDGED FUNDS -- 4.9%
   Gateway .........................................     238,519      6,816,871
   Nuveen Equity Premium Income (c) ................      40,000        633,200
                                                                   ------------
                                                                      7,450,071
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.5%
   Calamos Market Neutral - A Shares ...............     527,658      6,727,638
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $127,141,042)......               $139,037,034
                                                                   ------------

================================================================================
STRUCTURED NOTES -- 3.1%                                   UNITS       VALUE
--------------------------------------------------------------------------------
   Credit Suisse, Callable Yield Note, 14%,
     due 04/30/2009 ................................   1,500,000   $  1,500,000
   Deutsche Bank, Buffered Underlying Security
     Linked Note, due 09/28/2009....................     700,000        697,760
   Merrill Lynch & Co., Inc., Medium-Term Note,
     Series C, due 06/10/2008.......................     100,000(d)   1,237,000
   Morgan Stanley & Co., Inc., Bear Market Plus
     Note, due 07/20/2008 ..........................      50,000(d)     622,500
   Morgan Stanley & Co., Inc., Bear Market
     Plus Note, due 11/20/2008 .....................      60,000(d)     687,600
                                                                   ------------

TOTAL STRUCTURED NOTES (Cost $4,300,000)............               $  4,744,860
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 4.7%                           SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional
     Class, 2.522%(e)
     (Cost $7,033,175)..............................   7,033,175   $  7,033,175
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.9% (Cost $138,474,217)            $150,815,069

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.......                    164,109
                                                                   ------------

NET ASSETS -- 100.0%................................               $150,979,178
                                                                   ============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c)   Closed-end fund.

(d)   $10.00 face value per unit.

(e) Variable rate security. The coupon rate shown is the effective interest rate at April 30, 2008.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)
============================================================================================================================
                                                                                                                NEW CENTURY
                                                 NEW CENTURY     NEW CENTURY     NEW CENTURY     NEW CENTURY    ALTERNATIVE
                                                   CAPITAL        BALANCED      OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
     At acquisition cost ...................    $100,153,637    $ 74,807,463    $ 14,070,749    $ 99,628,774    $138,474,217
                                                ============    ============    ============    ============    ============
     At value (Note 1A) ....................    $129,481,131    $ 86,954,160    $ 15,771,199    $137,679,622    $150,815,069
  Dividends receivable .....................           1,428           1,616           4,041          18,756          44,676
  Receivable for capital shares sold .......          10,867           1,625              --          24,324         886,150
  Other assets .............................          10,611           7,681           1,174          10,659          10,241
                                                ------------    ------------    ------------    ------------    ------------
     TOTAL ASSETS ..........................     129,504,037      86,965,082      15,776,414     137,733,361     151,756,136
                                                ------------    ------------    ------------    ------------    ------------
LIABILITIES
  Payable to Advisor (Note 2) ..............         100,764          71,905           9,329         118,480          91,189
  Payable to Distributor (Note 3) ..........          11,448           7,051           2,590          24,909          38,684
  Payable for investment
     securities purchased ..................              --              --              --              --         627,800
  Payable for capital shares redeemed ......          45,943           1,350              --              --           4,010
  Other accrued expenses and liabilities ...          14,367          12,602           6,116          38,871          15,275
                                                ------------    ------------    ------------    ------------    ------------
     TOTAL LIABILITIES .....................         172,522          92,908          18,035         182,260         776,958
                                                ------------    ------------    ------------    ------------    ------------

NET ASSETS .................................    $129,331,515    $ 86,872,174    $ 15,758,379    $137,551,101    $150,979,178
                                                ============    ============    ============    ============    ============
Net assets consist of:
  Paid-in capital ..........................    $ 96,065,418    $ 72,809,717    $ 13,794,307    $ 94,859,949    $135,057,649
  Accumulated undistributed net
     investment income .....................       1,461,472          14,406         119,989         421,141          14,640
  Accumulated undistributed net realized
     gains on investments ..................       2,477,131       1,901,354         143,633       4,219,163       3,566,037
  Net unrealized appreciation on investments      29,327,494      12,146,697       1,700,450      38,050,848      12,340,852
                                                ------------    ------------    ------------    ------------    ------------
Net assets .................................    $129,331,515    $ 86,872,174    $ 15,758,379    $137,551,101    $150,979,178
                                                ============    ============    ============    ============    ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ............................       7,301,857       6,118,223       1,504,104       8,035,792      11,676,150
                                                ============    ============    ============    ============    ============
Net asset value, offering price and
  redemption price per share (a) ...........    $      17.71    $      14.20    $      10.48    $      17.12    $      12.93
                                                ============    ============    ============    ============    ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)
================================================================================================================================
                                                                                                                    NEW CENTURY
                                                 NEW CENTURY      NEW CENTURY      NEW CENTURY      NEW CENTURY     ALTERNATIVE
                                                   CAPITAL         BALANCED       OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ................................    $  1,175,887     $  1,743,117     $     76,449     $  2,461,262     $  2,169,612
  Interest .................................              --               --               --               --              583
                                                ------------     ------------     ------------     ------------     ------------
     Total Income ..........................       1,175,887        1,743,117           76,449        2,461,262        2,170,195
                                                ------------     ------------     ------------     ------------     ------------
EXPENSES
  Investment advisory fees (Note 2) ........         606,908          436,271           73,122          619,329          479,956
  Distribution costs (Note 3) ..............         102,929           74,379           16,087          131,973           37,866
  Accounting fees ..........................          21,400           19,360           15,731           21,602           21,397
  Administration fees (Note 2) .............          17,299           12,736            4,696           17,624           17,264
  Legal and audit fees .....................          14,461            9,849            1,682           15,547           15,656
  Transfer agent fees ......................          10,500           10,500           10,500           10,500           10,500
  Custody fees .............................          12,010            7,454            2,149           11,668           12,530
  Trustees' fees and expenses (Note 2) .....           9,848            6,684            1,155           10,125           10,423
  Insurance expense ........................           5,334            3,610              511            4,894            4,601
  Postage and supplies .....................           3,699            2,003            1,229            2,669            2,866
  Other expenses ...........................           1,224            4,898            2,373            5,699           58,152
                                                ------------     ------------     ------------     ------------     ------------
     Total expenses ........................         805,612          587,744          129,235          851,630          671,211
  Less fees waived by the Advisor (Note 2) .              --               --          (19,552)              --               --
  Plus previously waived investment
     advisory fees and expense
     reimbursements recouped
     by the Advisor (Note 2) ...............              --               --               --           18,797               --
                                                ------------     ------------     ------------     ------------     ------------
     Net expenses ..........................         805,612          587,744          109,683          870,427          671,211
                                                ------------     ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ...............         370,275        1,155,373          (33,234)       1,590,835        1,498,984
                                                ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS/
  (LOSSES) ON INVESTMENTS
  Net realized gains/(losses) on investments         (95,210)         424,675          (30,997)              --          363,313
  Capital gain distributions from regulated
     investment companies ..................       4,662,428        1,833,752          409,448        5,504,929        5,065,457
  Net change in unrealized appreciation/
     (depreciation) on investments .........     (18,969,815)      (8,147,787)      (1,496,933)     (23,059,475)      (9,484,948)
                                                ------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS ....................     (14,402,597)      (5,889,360)      (1,118,482)     (17,554,546)      (4,056,178)
                                                ------------     ------------     ------------     ------------     ------------
NET DECREASE IN NET
  ASSETS FROM OPERATIONS ...................    $(14,032,322)    $ (4,733,987)    $ (1,151,716)    $(15,963,711)    $ (2,557,194)
                                                ============     ============     ============     ============     ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================================
                                                                NEW CENTURY                          NEW CENTURY
                                                             CAPITAL PORTFOLIO                    BALANCED PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                        SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED             ENDED               ENDED             ENDED
                                                      APRIL 30, 2008       OCTOBER 31,      APRIL 30, 2008       OCTOBER 31,
                                                        (UNAUDITED)           2007            (UNAUDITED)           2007
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................    $      370,275     $     (429,610)    $    1,155,373     $    1,101,913
  Net realized gains/(losses) from
     security transactions .......................           (95,210)         6,828,808            424,675          3,862,192
  Capital gain distributions from regulated
     investment companies ........................         4,662,428          3,213,012          1,833,752          1,512,727
  Net change in unrealized appreciation/
     (depreciation) on investments ...............       (18,969,815)        14,826,015         (8,147,787)         3,805,605
                                                      --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets
  from operations ................................       (14,032,322)        24,438,225         (4,733,987)        10,282,437
                                                      --------------     --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........                --                 --         (1,727,951)        (1,085,845)
  From net realized gains on security
     transactions (Note 1E) ......................        (6,980,571)                --         (4,963,213)                --
                                                      --------------     --------------     --------------     --------------
Net decrease in net assets from
  distributions to shareholders ..................        (6,980,571)                --         (6,691,164)        (1,085,845)
                                                      --------------     --------------     --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................         2,931,807          5,930,937          1,059,832          2,918,012
  Proceeds from redemption
     fees collected (Note 1B) ....................                93                 29                 --                 56
  Net asset value of shares issued in reinvestment
     of distributions to shareholders ............         6,680,167                 --          6,441,127          1,045,536
  Payments for shares redeemed ...................        (3,495,417)       (10,029,342)        (4,255,568)        (3,907,332)
                                                      --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets from
  capital share transactions .....................         6,116,650         (4,098,376)         3,245,391             56,272
                                                      --------------     --------------     --------------     --------------
TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ..................................       (14,896,243)        20,339,849         (8,179,760)         9,252,864

NET ASSETS
  Beginning of period ............................       144,227,758        123,887,909         95,051,934         85,799,070
                                                      --------------     --------------     --------------     --------------
  End of period ..................................    $  129,331,515     $  144,227,758     $   86,872,174     $   95,051,934
                                                      ==============     ==============     ==============     ==============

ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME ..............................    $    1,461,472     $           --     $       14,406     $      334,483
                                                      ==============     ==============     ==============     ==============
CAPITAL SHARE ACTIVITY
  Sold ...........................................           163,149            313,592             72,816            189,069
  Reinvested .....................................           359,535                 --            444,216             70,406
  Redeemed .......................................          (196,345)          (527,053)          (292,705)          (253,201)
                                                      --------------     --------------     --------------     --------------
  Net increase/(decrease) in shares outstanding ..           326,339           (213,461)           224,327              6,274
  Shares outstanding, beginning of period. .......         6,975,518          7,188,979          5,893,896          5,887,622
                                                      --------------     --------------     --------------     --------------
  Shares outstanding, end of period ..............         7,301,857          6,975,518          6,118,223          5,893,896
                                                      ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================================

                                                                NEW CENTURY                           NEW CENTURY
                                                          OPPORTUNISTIC PORTFOLIO               INTERNATIONAL PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                        SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED             ENDED               ENDED             ENDED
                                                      APRIL 30, 2008       OCTOBER 31,      APRIL 30, 2008       OCTOBER 31,
                                                        (UNAUDITED)           2007            (UNAUDITED)           2007
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income/(loss) ...................    $      (33,234)    $      (64,268)    $    1,590,835     $      134,961
  Net realized gains/(losses) from
     security transactions .......................           (30,997)           766,321                 --          2,068,729
  Capital gain distributions from regulated
     investment companies ........................           409,448             38,924          5,504,929          2,227,454
  Net change in unrealized appreciation/
     (depreciation) on investments ...............        (1,496,933)         2,126,149        (23,059,475)        35,884,958
                                                      --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets
  from operations ................................        (1,151,716)         2,867,126        (15,963,711)        40,316,102
                                                      --------------     --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........                --                 --         (1,842,261)          (383,067)
  From net realized gains on security
     transactions (Note 1E) ......................          (529,288)                --         (4,059,246)        (4,023,814)
                                                      --------------     --------------     --------------     --------------
Net decrease in net assets from
  distributions to shareholders ..................          (529,288)                --         (5,901,507)        (4,406,881)
                                                      --------------     --------------     --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................         2,197,541          1,357,331         10,817,439         13,917,872
  Proceeds from redemption
     fees collected (Note 1B) ....................                29                 --              1,513                201
  Net asset value of shares issued in reinvestment
     of distributions to shareholders ............           529,288                 --          4,112,509          3,515,727
  Payments for shares redeemed ...................          (222,638)        (1,238,154)        (2,931,543)        (8,871,897)
                                                      --------------     --------------     --------------     --------------
Net increase in net assets from capital
  share transactions .............................         2,504,220            119,177         11,999,918          8,561,903
                                                      --------------     --------------     --------------     --------------
TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ..................................           823,216          2,986,303         (9,865,300)        44,471,124

NET ASSETS
  Beginning of period ............................        14,935,163         11,948,860        147,416,401        102,945,277
                                                      --------------     --------------     --------------     --------------
  End of period ..................................    $   15,758,379     $   14,935,163     $  137,551,101     $  147,416,401
                                                      ==============     ==============     ==============     ==============
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME ..............................    $      119,989     $           --     $      421,141     $           --
                                                      ==============     ==============     ==============     ==============
CAPITAL SHARE ACTIVITY
  Sold ...........................................           209,957            125,648            633,017            822,999
  Reinvested .....................................            48,470                 --            231,040            223,363
  Redeemed .......................................           (22,308)          (122,107)          (175,411)          (537,029)
                                                      --------------     --------------     --------------     --------------
  Net increase in shares outstanding .............           236,119              3,541            688,646            509,333
  Shares outstanding, beginning of period. .......         1,267,985          1,264,444          7,347,146          6,837,813
                                                      --------------     --------------     --------------     --------------
  Shares outstanding, end of period ..............         1,504,104          1,267,985          8,035,792          7,347,146
                                                      ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                               NEW CENTURY ALTERNATIVE
                                                                                 STRATEGIES PORTFOLIO
                                                                          ---------------------------------
                                                                            SIX MONTHS             YEAR
                                                                               ENDED              ENDED
                                                                          APRIL 30, 2008        OCTOBER 31,
                                                                            (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................    $    1,498,984     $    1,200,031
   Net realized gains from security transactions .....................           363,313            744,343
   Capital gain distributions from regulated investment companies ....         5,065,457          3,137,271
   Net change in unrealized appreciation/(depreciation) on investments        (9,484,948)         7,720,895
                                                                          --------------     --------------
Net increase/(decrease) in net assets from operations ................        (2,557,194)        12,802,540
                                                                          --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) ..............................        (3,290,139)        (2,420,775)
   From net realized gains on security transactions (Note 1E) ........        (2,850,232)        (2,247,380)
                                                                          --------------     --------------
Net decrease in net assets from distributions to shareholders ........        (6,140,371)        (4,668,155)
                                                                          --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................        32,751,106         25,078,251
   Proceeds from redemption fees collected (Note 1B) .................            17,188                 29
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ..................................         6,072,156          4,619,812
   Payments for shares redeemed ......................................        (7,280,649)        (7,526,721)
                                                                          --------------     --------------
Net increase in net assets from capital share transactions ...........        31,559,801         22,171,371
                                                                          --------------     --------------

TOTAL INCREASE IN NET ASSETS .........................................        22,862,236         30,305,756

NET ASSETS
   Beginning of period ...............................................       128,116,942         97,811,186
                                                                          --------------     --------------
   End of period .....................................................    $  150,979,178     $  128,116,942
                                                                          ==============     ==============
ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ..........................................    $       14,640     $      (45,582)
                                                                          ==============     ==============
CAPITAL SHARE ACTIVITY
   Sold ..............................................................         2,574,469          1,895,144
   Reinvested ........................................................           469,255            362,623
   Redeemed ..........................................................          (564,657)          (568,214)
                                                                          --------------     --------------
   Net increase in shares outstanding ................................         2,479,067          1,689,553
   Shares outstanding, beginning of period ...........................         9,197,083          7,507,530
                                                                          --------------     --------------
   Shares outstanding, end of period .................................        11,676,150          9,197,083
                                                                          ==============     ==============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                            YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2008  -----------------------------------------------------------------
                                                 (UNAUDITED)      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $   20.68     $   17.23     $   15.04     $   13.38     $   12.36     $   10.09
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Income/(loss) from investment operations:
     Net investment income/(loss) ............        0.05         (0.06)        (0.08)        (0.09)        (0.12)        (0.06)
     Net realized and unrealized gains/
       (losses) on investments ...............       (2.02)         3.51          2.27          1.75          1.14          2.33
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total from investment operations ...........       (1.97)         3.45          2.19          1.66          1.02          2.27
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Less distributions:
     Distributions from net
       investment income .....................          --            --            --            --            --            --
     Distributions from net realized gains ..        (1.00)           --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions ........................       (1.00)           --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Proceeds from redemption fees collected ....        0.00(a)       0.00(a)         --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Net asset value, end of period .............   $   17.71     $   20.68     $   17.23     $   15.04     $   13.38     $   12.36
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN (b) .............................      (9.74%)(c)    20.02%        14.56%        12.41%         8.25%        22.50%
                                                 =========     =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $ 129,332     $ 144,228     $ 123,888     $ 110,578     $ 103,260     $  95,396
                                                 =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (d)        1.25%(f)      1.25%         1.27%         1.35%         1.41%         1.45%

  Ratio of net investment income/(loss)
     to average net assets (e) ...............       0.58%(f)     (0.32%)       (0.47%)       (0.57%)       (0.91%)       (0.59%)

  Portfolio turnover .........................          2%(c)        21%           12%           13%           48%           71%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income/(loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                            YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2008  -----------------------------------------------------------------
                                                 (UNAUDITED)      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $   16.13     $   14.57     $   13.15     $   12.30     $   11.52     $    9.89
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Income/(loss) from investment operations:
     Net investment income ...................        0.20          0.19          0.17          0.15          0.11          0.16
     Net realized and unrealized gains/
       (losses) on investments ...............       (0.98)         1.56          1.44          0.89          0.78          1.67
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total from investment operations ...........       (0.78)         1.75          1.61          1.04          0.89          1.83
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Less distributions:
     Distributions from net
       investment income .....................       (0.30)        (0.19)        (0.19)        (0.19)        (0.11)        (0.20)
     Distributions from net realized gains ..        (0.85)           --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions ........................       (1.15)        (0.19)        (0.19)        (0.19)        (0.11)        (0.20)
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Proceeds from redemption fees collected ....          --          0.00(a)         --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Net asset value, end of period .............   $   14.20     $   16.13     $   14.57     $   13.15     $   12.30     $   11.52
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN (b) .............................      (4.97%)(c)    12.09%        12.37%         8.51%         7.75%        18.84%
                                                 =========     =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $  86,872     $  95,052     $  85,799     $  77,128     $  74,327     $  70,441
                                                 =========     =========     =========     =========     =========     =========

  Ratio of expenses to average net assets (g)        1.35%(f)      1.35%         1.38%         1.38%         1.42%(e)      1.45%(d)

  Ratio of net investment income
     to average net assets (h) ...............       2.65%(f)      1.21%         1.20%         1.12%         0.88%(e)      1.56%(d)

  Portfolio turnover .........................          3%(c)        28%           22%           21%           44%           80%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(e) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(f)   Annualized.

(g) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(h) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                            YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2008  -----------------------------------------------------------------
                                                 (UNAUDITED)      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $   11.78     $    9.45     $    8.72     $    7.30     $    6.95     $    5.47
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Income/(loss) from investment operations:
     Net investment loss .....................       (0.02)        (0.05)        (0.08)        (0.06)        (0.07)        (0.06)
     Net realized and unrealized gains/
       (losses) on investments ...............       (0.89)         2.38          0.81          1.48          0.42          1.54
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total from investment operations ...........       (0.91)         2.33          0.73          1.42          0.35          1.48
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Less distributions:
     Distributions from net
       investment income .....................          --            --            --            --            --            --
     Distributions from net realized gains ...       (0.39)           --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions ........................       (0.39)           --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Proceeds from redemption fees collected ....        0.00(a)         --            --            --            --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Net asset value, end of period .............   $   10.48     $   11.78     $    9.45     $    8.72     $    7.30     $    6.95
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN (b) .............................      (7.83%)(c)    24.66%         8.37%        19.45%         5.04%        27.06%
                                                 =========     =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $  15,758     $  14,935     $  11,949     $   6,891     $   5,512     $   4,866
                                                 =========     =========     =========     =========     =========     =========

  Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees (d) ...................       1.77%(f)      1.88%         2.00%         2.56%         2.71%         3.20%
     After expense reimbursement
       and waived fees (d) ...................       1.50%(f)      1.50%         1.50%         1.50%         1.50%         1.50%

  Ratios of net investment loss
       to average net assets:
     Before expense reimbursement
       and waived fees (e) ...................      (0.72%)(f)    (0.88%)       (1.39%)       (1.80%)       (2.27%)       (2.73%)
     After expense reimbursement
       and waived fees  (e) ..................      (0.45%)(f)    (0.50%)       (0.89%)       (0.74%)       (1.06%)       (1.03%)

  Portfolio turnover .........................          2%(c)        47%           49%           19%           68%           78%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                            YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2008  -----------------------------------------------------------------
                                                 (UNAUDITED)      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $   20.06     $   15.06     $   12.12     $   10.07     $    8.68     $    6.52
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Income/(loss) from investment operations:
     Net investment income/(loss) ............        0.22          0.03         (0.06)        (0.06)        (0.05)        (0.03)
     Net realized and unrealized gains/
        (losses) on investments ..............       (2.37)         5.61          3.12          2.42          1.44          2.19
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total from investment operations ...........       (2.15)         5.64          3.06          2.36          1.39          2.16
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Less distributions:
     Distributions from net
       investment income .....................       (0.25)        (0.06)           --            --            --            --
     Distributions from net realized gains ...       (0.54)        (0.58)        (0.12)        (0.31)           --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions ........................       (0.79)        (0.64)        (0.12)        (0.31)           --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Proceeds from redemption fees collected ....        0.00(a)       0.00(a)       0.00(a)       0.00(a)         --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Net asset value, end of period .............   $   17.12     $   20.06     $   15.06     $   12.12     $   10.07     $    8.68
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN  (b) ............................     (10.87%)(c)    38.62%        25.35%        23.70%        16.01%        33.13%
                                                 =========     =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $ 137,551     $ 147,416     $ 102,945     $  45,014     $  24,449     $  15,288
                                                 =========     =========     =========     =========     =========     =========

  Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees (d) ...................       1.32%(f)      1.35%         1.50%         1.55%         1.74%         2.11%
     After expense reimbursement
       and waived fees (d) ...................       1.32%(f)(g)   1.35%(g)      1.50%(g)      1.50%         1.50%         1.50%

  Ratios of net investment income/(loss)
       to average net assets:
     Before expense reimbursement
       and waived fees (e) ...................       2.41%(f)      0.11%        (0.46%)       (0.72%)       (0.88%)       (1.16%)
     After expense reimbursement
       and waived fees (e) ...................       2.41%(f)(g)   0.11%(g)     (0.46%)(g)    (0.67%)       (0.64%)       (0.55%)

  Portfolio turnover .........................          0%(c)        10%           22%            3%           45%           56%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income/(loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.29%(f), 1.32% and 1.41% and the ratios of net investment income/(loss) to average net assets would have been 2.44%(f), 0.14% and (0.37%) for the periods ended April 30, 2008, October 31, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                            YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2008  -----------------------------------------------------------------
                                                 (UNAUDITED)      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $   13.93     $   13.03     $   11.99     $   11.46     $   10.67     $    9.12
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Income/(loss) from investment operations:
     Net investment income ...................        0.21          0.18          0.21          0.15          0.14          0.11
     Net realized and unrealized gains/
       (losses) on investments ...............       (0.54)         1.34          1.23          0.87          0.83          1.54
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total from investment operations ...........       (0.33)         1.52          1.44          1.02          0.97          1.65
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Less distributions:
     Distributions from net
       investment income .....................       (0.36)        (0.32)        (0.33)        (0.24)        (0.18)        (0.10)
     Distributions from net realized gains ..        (0.31)        (0.30)        (0.07)        (0.25)           --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------
  Total distributions ........................       (0.67)        (0.62)        (0.40)        (0.49)        (0.18)        (0.10)
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Proceeds from redemption fees collected ....        0.00(a)       0.00(a)         --          0.00(a)         --            --
                                                 ---------     ---------     ---------     ---------     ---------     ---------

  Net asset value, end of period .............   $   12.93     $   13.93     $   13.03     $   11.99     $   11.46     $   10.67
                                                 =========     =========     =========     =========     =========     =========

TOTAL RETURN (b) .............................      (2.37%)(c)    12.09%        12.32%         9.12%         9.12%        18.20%
                                                 =========     =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $ 150,979     $ 128,117     $  97,811     $  76,560     $  51,635     $  33,734
                                                 =========     =========     =========     =========     =========     =========

  Ratios of expenses to average net assets (f)       1.05%(e)      1.06%         1.08%         1.06%         1.12%         1.40%(d)

  Ratios of net investment income
     to average net assets (g) ...............       2.34%(e)      1.07%         1.43%         1.06%         1.04%         1.06%(d)

  Portfolio turnover .........................          8%(c)         8%           12%           11%           11%           21%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(e)   Annualized.

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================

(1)   SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New
Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio will maintain at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    INVESTMENT VALUATION
      --------------------
Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

B.    SHARE VALUATION
      ---------------
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2008 and October 31, 2007, proceeds from redemption fees totaled $93 and $29, respectively for New Century Capital Portfolio, $0 and $56, respectively for New Century Balanced Portfolio, $29 and $0 respectively for New Century
Opportunistic Portfolio, $1,513 and $201, respectively for New Century International Portfolio and $17,188 and $29, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees are credited to paid-in capital of the applicable Portfolio.

C.    INVESTMENT TRANSACTIONS
      -----------------------
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.    INCOME RECOGNITION
      ------------------
Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.    DISTRIBUTIONS TO SHAREHOLDERS
      -----------------------------
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the periods ended April 30, 2008 and October 31, 2007 was as follows:

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

-----------------------------------------------------------------------------------------
                                                 ORDINARY      LONG-TERM        TOTAL
                 PERIOD ENDED                     INCOME     CAPITAL GAINS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------
NEW CENTURY CAPITAL PORTFOLIO
   April 30, 2008 ..........................    $       --    $6,980,571      $6,980,571
   October 31, 2007 ........................    $       --    $       --      $       --
NEW CENTURY BALANCED PORTFOLIO
   April 30, 2008 ..........................    $1,727,951    $4,963,213      $6,691,164
   October 31, 2007 ........................    $1,085,845    $       --      $1,085,845
NEW CENTURY OPPORTUNISTIC PORTFOLIO
   April 30, 2008 ..........................    $       --    $  529,288      $  529,288
   October 31, 2007 ........................    $       --    $       --      $       --
NEW CENTURY INTERNATIONAL PORTFOLIO
   April 30, 2008 ..........................    $1,842,261    $4,059,246      $5,901,507
   October 31, 2007 ........................    $  383,067    $4,023,814      $4,406,881
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
   April 30, 2008 ..........................    $3,290,139    $2,850,232      $6,140,371
   October 31, 2007 ........................    $2,646,346    $2,021,809      $4,668,155
-----------------------------------------------------------------------------------------

The differences between the book and tax basis of distributions for the periods ended April 30, 2008 and October 31, 2007 are permanent in nature and are primarily due to differing treatments of net short-term gains.

F.    COST OF OPERATIONS
      ------------------
The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.    USE OF ESTIMATES
      ----------------
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   INVESTMENT ADVISORY FEES, ADMINISTRATIVE
      AGREEMENT AND TRUSTEES' FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio's proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until October 31, 2008. Accordingly, for the six months ended April 30, 2008, the Advisor waived $19,552 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2008, the Advisor received $18,797 in recouped fees from New Century International Portfolio. During the six months ended April 30, 2008, the Advisor did not recoup any fees waived or other operating expenses absorbed from New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for New Century Capital Portfolio.

As of April 30, 2008, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolio is as follows:

--------------------------------------------------------------------------------
New Century Opportunistic Portfolio ............................    $   186,422
--------------------------------------------------------------------------------

As of April 30, 2008, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

------------------------------------------------------------------------------------------
                                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2008         2009         2010         2011
------------------------------------------------------------------------------------------
New Century Opportunistic Portfolio ...  $62,153      $56,057      $48,660      $19,552
------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $15,000 annual retainer, paid quarterly, and a per meeting fee of $2,500. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $2,500 special meeting fee if held independent of a regularly scheduled board meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS
      WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2008, the Distributor  received  $102,929,
$74,379,  $16,087,  $131,973  and $37,866  from New Century  Capital,  Balanced,
Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2008, the Distributor also received sales commissions and other compensation of $46,257, $24,437, $1,807, $34,287 and $122,133 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

(4)   INVESTMENT TRANSACTIONS

For the six months ended April 30, 2008, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                NEW
                                                    NEW            NEW            NEW            NEW          CENTURY
                                                  CENTURY        CENTURY        CENTURY        CENTURY      ALTERNATIVE
                                                  CAPITAL       BALANCED     OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Purchase of investment securities ..........    $ 7,926,824    $ 4,054,973    $ 1,922,087    $ 9,598,496    $37,671,300
Proceeds from sales of investment securities    $ 3,097,849    $ 2,720,923    $   269,003    $        --    $10,272,392
-----------------------------------------------------------------------------------------------------------------------

(5)   TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at April 30, 2008 was as follows:

-------------------------------------------------------------------------------------------------------
                                                                                                NEW
                                    NEW            NEW            NEW            NEW          CENTURY
                                  CENTURY        CENTURY        CENTURY        CENTURY      ALTERNATIVE
                                  CAPITAL       BALANCED     OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
Accumulated ordinary income     $ 1,461,472    $    14,406    $   119,989    $   421,141    $   285,112
Unrealized appreciation ....     29,327,494     12,042,667      1,684,012     38,050,848     12,243,323
Other gains ................      2,477,131      2,005,384        160,071      4,219,163      3,393,094
                                -----------    -----------    -----------    -----------    -----------
Total distributable earnings    $33,266,097    $14,062,457    $ 1,964,072    $42,691,152    $15,921,529
                                ===========    ===========    ===========    ===========    ===========
-------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

The following information is based upon the federal income tax cost of investment securities as of April 30, 2008:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                          NEW               NEW               NEW               NEW             CENTURY
                                        CENTURY           CENTURY           CENTURY           CENTURY         ALTERNATIVE
                                        CAPITAL          BALANCED        OPPORTUNISTIC     INTERNATIONAL       STRATEGIES
                                       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments    $ 100,153,637     $  74,911,493     $  14,087,187     $  99,628,774     $ 138,571,746
                                     =============     =============     =============     =============     =============
Gross unrealized appreciation ...    $  31,454,914     $  13,345,265     $   2,112,992     $  40,597,360     $  14,823,810
Gross unrealized depreciation ...       (2,127,420)       (1,302,598)         (428,980)       (2,546,512)       (2,580,487)
                                     -------------     -------------     -------------     -------------     -------------
Net unrealized appreciation .....    $  29,327,494     $  12,042,667     $   1,684,012     $  38,050,848     $  12,243,323
                                     =============     =============     =============     =============     =============
--------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For New Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and undistributed net investment income is due to the requirement to accrue income on certain structured notes for tax purposes.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. The Portfolios have adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statutes of limitations on the Portfolios' tax returns remain open for the years ended October 31, 2005 through October 31, 2007.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)
================================================================================

(6)   CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)   NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, each Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2007) and held for the entire period (April 30, 2008).

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios' proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                Account Value    Account Value    Expenses Paid
                               November 1, 2007  April 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  902.60           $5.91
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,018.65           $6.27
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                Account Value    Account Value    Expenses Paid
                               November 1, 2007  April 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  950.30           $6.55
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,018.15           $6.77
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.35% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY OPPORTUNISTIC PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                Account Value    Account Value    Expenses Paid
                               November 1, 2007  April 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  921.70           $7.17
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,017.40           $7.52
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                Account Value    Account Value    Expenses Paid
                               November 1, 2007  April 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  891.30           $6.21
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,018.30           $6.62
--------------------------------------------------------------------------------

* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.32% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                   Beginning        Ending
                                Account Value    Account Value    Expenses Paid
                               November 1, 2007  April 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  976.30           $5.16
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,019.64           $5.27
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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


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

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenberg Traurig, LLP
                                Philadelphia, PA

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                            ----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          June 26, 2008
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Wayne M. Grzecki
                            ----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          June 26, 2008
      ---------------------------

By (Signature and Title)*           /s/ Nicole M. Tremblay
                            ----------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          June 26, 2008
      ---------------------------

* Print the name and title of each signing officer under his or her signature.